UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: April 30, 2010

Item 1.	Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini International Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

April 30, 2010 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

April 30, 2010 (Unaudited)

SECURITY	SHARES	VALUE
Consumer Discretionary—11.7%
Amazon.com Inc (a)	72,500	$9,936,850
American Eagle Outfitters Inc	1,004	16,877
Best Buy Co Inc	1,029	46,922
Big Lots Inc (a)	139,700	5,336,540
Coach Inc	229,759	9,592,438
Comcast Corp Cl A	4,657	91,929
DIRECTV Cl A (a)	220,100	7,974,223
DR Horton Inc	1,960	28,792
FUJIFILM Holdings Corp ADR	141,900	4,831,695
Gannett Co Inc	180,400	3,070,408
Gap Inc/The	209,397	5,178,388
Home Depot Inc	2,974	104,834
Honda Motor Co Ltd ADR	82,300	2,780,917
JC Penney Co Inc	1,024	29,870
Johnson Controls Inc	1,826	61,335
Kohl’s Corp (a)	60,500	3,326,895
Liz Claiborne Inc (a)	1,625	14,203
Lowe’s Cos Inc	2,876	77,997
Ltd Brands Inc	1,116	29,909
Macy’s Inc	177,100	4,108,720
McDonald’s Corp	1,593	112,450
Meredith Corp	727	26,121
NIKE Inc Cl B	760	57,692
Nordstrom Inc	687	28,394
Office Depot Inc (a)	410,600	2,816,716
priceline.com Inc (a)	28,600	7,494,629
Pulte Group Inc (a)	2,755	36,063
Radio One Inc Cl A (a)	5,212	26,685
Ross Stores Inc	192,000	10,752,000
Scholastic Corp	665	17,962
Stanley Black & Decker Inc	765	47,545
Staples Inc	2,258	53,131
Starbucks Corp	1,566	40,685
TJX Cos Inc	90,300	4,184,502
Target Corp	1,221	69,438
Tiffany & Co	692	33,548
Timberland Co/The Cl A (a)	671	14,427
Time Warner Cable Inc	895	50,344
Time Warner Inc	178,835	5,915,862
Urban Outfitters Inc (a)	41,200	1,545,412
VF Corp	761	65,766
Viacom Inc Cl B (a)	1,744	61,616
Walt Disney Co/The	3,444	126,877
Washington Post Co/The Cl B	65	32,965
Whirlpool Corp	28,128	3,062,295

		93,312,867

Consumer Staples—11.0%
Avon Products Inc	2,521	81,504
CVS Caremark Corp	90,800	3,353,244
Coca-Cola Co/The	38,287	2,046,440
Colgate-Palmolive Co	2,116	177,956

Costco Wholesale Corp	1,890	111,661
Estee Lauder Cos Inc/The Cl A	87,200	5,748,224
Hershey Co/The	1,880	88,379
JM Smucker Co/The	39,000	2,381,730
Kimberly-Clark Corp	304,927	18,679,828
Kraft Foods Inc Cl A	4,232	125,267
PepsiCo Inc/NC	258,023	16,828,260
Procter & Gamble Co/The	78,562	4,883,414
SUPERVALU Inc	205,300	3,058,970
Safeway Inc	236,600	5,583,760
Sara Lee Corp	521,300	7,412,886
Sysco Corp	553,500	17,457,390
Whole Foods Market Inc (a)	696	27,158

		88,046,071

Energy—10.1%
Anadarko Petroleum Corp	2,269	141,041
Apache Corp	72,493	7,376,888
Chesapeake Energy Corp	373,800	8,896,440
Devon Energy Corp	3,583	241,243
EOG Resources Inc	1,792	200,919
FMC Technologies Inc (a)	165,400	11,195,926
National Oilwell Varco Inc	330,300	14,543,109
Noble Corp (a)	228,300	9,015,567
Petroleo Brasileiro SA ADR	43,300	1,642,802
Pioneer Natural Resources Co	140,900	9,035,917
Southwestern Energy Co (a)	48,200	1,912,576
XTO Energy Inc	340,700	16,190,064

		80,392,492

Financials—16.7%
American Express Co	120,992	5,580,151
Annaly Capital Management Inc	389,600	6,603,720
Apartment Investment & Management Co Cl A	110,400	2,474,064
Bank of Nova Scotia	43,700	2,234,078
Banco Santander SA ADR	86,000	1,061,240
Bank of Montreal	53,700	3,344,950
Bank of New York Mellon Corp/The	113,000	3,517,690
CB Richard Ellis Group Inc Cl A (a)	114,900	1,990,068
Canadian Imperial Bank of Commerce	40,500	2,981,369
Chubb Corp	258,700	13,677,469
Discover Financial Services	313,800	4,851,348
Genworth Financial Inc Cl A (a)	209,900	3,467,548
Goldman Sachs Group Inc/The	42,394	6,155,609
Hudson City Bancorp Inc	579,600	7,708,680
JPMorgan Chase & Co	419,068	17,843,915
KB Financial Group Inc ADR	37,900	1,849,520
MetLife Inc	178,200	8,122,356
NYSE Euronext	5,555	181,260
National Bank of Canada	26,400	1,618,640
PNC Financial Services Group Inc	90,300	6,069,063
Popular Inc (a)	11,219	44,203
Prudential Financial Inc	84,000	5,339,040
Reinsurance Group of America Inc	66,500	3,433,395
SL Green Realty Corp	32,100	1,995,657
Shinhan Financial Group Co Ltd ADR	21,500	1,830,510
US Bancorp	122,520	3,279,861

Wells Fargo & Co	477,467	15,808,933

		133,064,337

Health Care—11.4%
Amgen Inc (a)	232,011	13,308,151
Becton Dickinson and Co	4,926	376,199
Biogen Idec Inc (a)	207,400	11,044,050
Celgene Corp (a)	26,500	1,641,675
Dr Reddys Laboratories Ltd ADR	99,900	2,806,191
Gilead Sciences Inc (a)	260,610	10,338,399
Intuitive Surgical Inc (a)	23,700	8,545,272
Johnson & Johnson	488,794	31,429,454
King Pharmaceuticals Inc (a)	753,900	7,388,220
McKesson Corp	61,100	3,959,890

		90,837,501

Industrials—8.2%
3M Co	239,603	21,245,598
Avery Dennison Corp	65,800	2,568,174
Cooper Industries PLC Cl A	109,288	5,366,041
Cummins Inc	1,379	99,605
Dun & Bradstreet Corp	88,700	6,827,239
Emerson Electric Co	3,014	157,421
First Solar Inc (a)	272	39,046
Herman Miller Inc	3,748	79,533
Illinois Tool Works Inc	3,296	168,426
Interface Inc Cl A	3,236	42,327
JetBlue Airways Corp (a)	10,479	58,578
RR Donnelley & Sons Co	652,609	14,024,567
Rockwell Automation Inc	45,900	2,787,048
Ryder System Inc	131,700	6,126,684
Southwest Airlines Co	5,177	68,233
SunPower Corp Cl A (a)	1,168	19,330
Timken Co	50,400	1,773,072
United Parcel Service Inc Cl B	4,887	337,887
WW Grainger Inc	31,900	3,526,225

		65,315,034

Information Technology—20.9%
Advanced Micro Devices Inc (a)	207,100	1,876,326
Agilent Technologies Inc (a)	2,455	89,018
Altera Corp	305,600	7,750,016
Apple Inc (a)	125,976	32,894,853
Applied Materials Inc	7,320	100,870
Cisco Systems Inc (a)	9,612	258,755
Dell Inc (a)	4,185	67,713
eBay Inc (a)	142,976	3,404,258
EMC Corp/Massachusetts (a)	5,585	106,171
Google Inc Cl A (a)	30,462	16,005,953
Hewlett-Packard Co	4,013	208,556
Intel Corp	525,513	11,997,462
International Business Machines Corp	163,151	21,046,479
Intuit Inc (a)	44,400	1,605,504
JDS Uniphase Corp (a)	136,500	1,773,135
Juniper Networks Inc (a)	1,863	52,928
Lexmark International Inc Cl A (a)	114,800	4,253,340
Micron Technology Inc (a)	248,400	2,322,540
Microsoft Corp	854,678	26,101,866
Motorola Inc (a)	4,898	34,629

Power Integrations Inc	696	26,782
QUALCOMM Inc	2,729	105,721
Salesforce.com Inc (a)	89,400	7,652,640
SanDisk Corp (a)	58,000	2,313,620
Symantec Corp (a)	114,600	1,921,842
Teradata Corp (a)	154,400	4,488,408
Texas Instruments Inc	403,554	10,496,440
Western Digital Corp (a)	192,000	7,889,280
Xerox Corp	3,908	42,597
Yahoo! Inc (a)	3,441	56,880

		166,944,582

Materials—1.8%
International Paper Co	166,013	4,439,188
Lubrizol Corp	64,000	5,781,760
MeadWestvaco Corp	3,553	96,535
Nucor Corp	1,442	65,351
Titanium Metals Corp (a)	251,100	3,871,962

		14,254,796

Telecommunication Services—4.0%
AT&T Inc	889,159	23,171,484
BT Group PLC ADR	75,700	1,449,655
KT Corp ADR	86,600	1,957,160
Philippine Long Distance Telephone Co ADR	26,400	1,484,736
Qwest Communications International Inc	321,900	1,683,537
Sprint Nextel Corp (a)	7,259	30,851
Telefonica SA ADR	26,500	1,796,170
Verizon Communications Inc	8,649	249,869

		31,823,462

Utilities—3.5%
CenterPoint Energy Inc	595,300	8,548,508
Integrys Energy Group Inc	324,800	16,113,328
National Grid PLC ADR	78,000	3,783,780

		28,445,616

Total Investments—99.3% (Cost $650,348,460) (b)		792,436,758

Other Assets, less liabilities—0.7%		5,651,922

Net Assets—100.0%		$798,088,680

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $652,183,017. The aggregate gross unrealized appreciation is $150,626,114 and the aggregate gross unrealized depreciation is $10,372,373, resulting in net unrealized appreciation of $140,253,741.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini International Social Equity Fund

Portfolio of Investments

April 30, 2010 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Australia—5.6%
AGL Energy Ltd	Utilities	11,645	$162,225
Bendigo and Adelaide Bank Ltd	Banks	89,123	810,761
Computershare Ltd	Software & Services	28,419	310,472
Fairfax Media Ltd	Media	56,945	90,409
Insurance Australia Group Ltd	Insurance	25,971	91,870
National Australia Bank Ltd	Banks	42,486	1,091,980
OneSteel Ltd	Materials	622,653	2,014,596
Suncorp-Metway Ltd	Insurance	177,597	1,476,517
Westpac Banking Corp	Banks	26,250	657,983

			6,706,813

Austria—1.7%
Atrium European Real Estate Ltd	Real Estate	18,851	111,788
Erste Group Bank AG	Banks	5,580	247,408
IMMOFINANZ AG (a)	Real Estate	85,605	364,518
OMV AG	Energy	31,045	1,107,824
Voestalpine AG	Materials	5,285	196,319

			2,027,857

Belgium—1.3%
AGFA-Gevaert NV (a)	Health Care Equipment & Services	9,064	67,142
Bekaert SA	Capital Goods	356	63,564
D’ieteren SA	Retailing	200	93,559
Delhaize Group SA	Food & Staples Retailing	11,975	988,949
KBC Groep NV (a)	Banks	6,161	275,281

			1,488,495

Brazil—1.0%
Banco do Brasil SA	Banks	19,500	337,891
Cia Paranaense de Energia PF B	Utilities	20,400	417,253
Petroleo Brasileiro SA ADR	Energy	2,200	93,346
Petroleo Brasileiro SA Pref	Energy	15,800	299,431

			1,147,921

China—0.6%
Chaoda Modern Agriculture Holdings Ltd	Food & Beverage	321,920	366,837
Hopson Development Holdings Ltd	Real Estate	73,357	94,893
Soho China Ltd	Real Estate	515,066	294,018

			755,748

Denmark—1.7%
Danisco A/S	Food & Beverage	23,838	1,719,144
Danske Bank A/S (a)	Banks	9,830	256,300
FLSmidth & Co A/S	Capital Goods	1,197	90,073

			2,065,517

Finland—1.1%
Kone OYJ B	Capital Goods	5,982	262,861
Metso OYJ	Capital Goods	22,141	852,940
Tieto OYJ	Software & Services	9,433	194,995
YIT OYJ	Capital Goods	1,535	32,378

			1,343,174

France—10.1%
BNP Paribas	Banks	23,612	1,619,625
Casino Guichard Perrachon SA	Food & Staples Retailing	4,548	400,923
Credit Agricole SA	Banks	41,960	599,008
France Telecom SA	Telecommunication Services	42,306	924,895
Gecina SA	Real Estate	341	35,011
Legrand SA	Capital Goods	18,697	607,964
Natixis (a)	Banks	40,521	206,947
Peugeot SA (a)	Automobiles & Components	9,579	282,528
Sanofi-Aventis SA (a)	Pharma, Biotech & Life Sciences	42,447	2,891,754
Schneider Electric SA	Capital Goods	13,402	1,519,451
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	66,156	611,755
Vinci SA	Capital Goods	12,963	721,390
Vivendi SA	Media	61,963	1,623,241

			12,044,492

Germany—5.8%
Allianz SE (a)	Insurance	6,679	764,678
Continental AG (a)	Automobiles & Components	3,957	223,054
Deutsche Telekom AG	Telecommunication Services	116,720	1,517,668
Hannover Rueckversicherung AG (a)	Insurance	14,386	674,287
Henkel AG & Co KGaA	Household & Personal Products	32,084	1,717,912
Infineon Technologies AG (a)	Semiconductors & Semiconductor Equipment	82,522	583,482
Linde AG	Materials	2,410	288,078
Merck KGAA	Pharma, Biotech & Life Sciences	2,842	233,297
Muenchener Rueckversicherungs AG	Insurance	869	122,306
ProSiebenSat.1 Media AG	Media	23,739	445,361
Suedzucker AG	Food & Beverage	18,170	368,893

			6,939,016

Greece—0.2%
Coca Cola Hellenic Bottling Co SA	Food & Beverage	9,888	267,754

			267,754

Hong Kong—2.0%
Great Eagle Holdings Ltd	Real Estate	61,019	170,757
Guoco Group Ltd	Diversified Financials	27,000	280,801
Jardine Matheson Holdings Ltd	Capital Goods	16,296	596,805
Jardine Strategic Holdings Ltd	Capital Goods	36,459	767,833
New World Development Ltd	Real Estate	58,864	104,410
Swire Pacific Ltd A	Real Estate	15,466	172,837
Wheelock & Co Ltd	Real Estate	102,471	315,750

			2,409,193

Hungary—0.4%
OTP Bank PLC (a)	Banks	13,713	483,286

			483,286

India—0.9%
Bajaj Holdings and Investment Ltd	Diversified Financials	6,616	92,776
Hero Honda Motors Ltd	Automobiles & Components	7,379	315,809
JSW Steel Ltd	Materials	9,830	269,700
Punjab National Bank Ltd	Banks	12,126	281,064
Videocon Industries Ltd	Consumer Durables & Apparel	20,756	108,167

			1,067,516

Ireland—0.6%
Anglo Irish Bank Corp Ltd (a) (c)	Banks	138,674	0
DCC PLC	Capital Goods	6,900	184,681
Smurfit Kappa Group PLC (a)	Materials	49,539	507,124

			691,805

Italy—4.8%
Intesa Sanpaolo SpA (a)	Banks	14,473	47,637
Italcementi SpA	Materials	14,884	169,024
Telecom Italia SpA (a)	Telecommunication Services	1,399,452	1,953,924
Tenaris SA	Energy	110,828	2,222,339
Terna Rete Elettrica Nazionale SpA	Utilities	319,177	1,292,032

			5,684,956

Japan—20.8%
Aeon Co Ltd	Food & Staples Retailing	139,149	1,591,943
Alfresa Holdings Corp	Health Care Equipment & Services	12,800	641,816
Aoyama Trading Co Ltd	Retailing	33,486	578,931
Asahi Glass Co Ltd	Capital Goods	78,300	924,504
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	45,684	1,598,345
Central Japan Railway Co	Transportation	133	1,082,140
Chiba Bank Ltd/The	Banks	56,012	354,439
COMSYS Holdings Corp	Capital Goods	11,500	107,693
Credit Saison Co Ltd	Diversified Financials	29,213	426,908
Elpida Memory Inc (a)	Semiconductors & Semiconductor Equipment	34,433	732,930
FUJIFILM Holdings Corp	Consumer Durables & Apparel	60,123	2,058,861
Fujikura Ltd	Capital Goods	16,000	85,400
Fukuoka Financial Group Inc	Banks	57,434	248,994
Honda Motor Co Ltd	Automobiles & Components	36,861	1,246,290
Kawasaki Kisen Kaisha Ltd (a)	Transportation	76,000	322,743
Konica Minolta Holdings Inc	Technology Hardware & Equipment	28,186	356,246
Kyocera Corp	Technology Hardware & Equipment	3,746	375,822
Nippon Express Co Ltd	Transportation	33,691	158,602
Nishi-Nippon City Bank Ltd/The	Banks	290,000	833,918
Nissan Motor Co Ltd (a)	Automobiles & Components	122,264	1,062,989
Nitto Denko Corp	Materials	14,700	573,930
NTT Data Corp	Software & Services	18	64,937
ORIX Corp	Diversified Financials	9,993	912,631
Osaka Gas Co Ltd	Utilities	55,000	191,240
Ricoh Co Ltd	Technology Hardware & Equipment	4,010	68,066
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	1,637	121,221
Seiko Epson Corp	Technology Hardware & Equipment	11,955	211,615
Seino Holdings Corp	Transportation	107,693	775,941
Seven & I Holdings Co Ltd	Food & Staples Retailing	43,579	1,113,473
Sony Corp	Consumer Durables & Apparel	14,653	501,303
Sumitomo Trust & Banking Co Ltd/The	Banks	82,628	499,298
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	39,746	1,705,145
Toppan Printing Co Ltd	Commercial & Professional Services	145,451	1,325,361
Toyo Seikan Kaisha Ltd	Materials	92,598	1,591,924
Toyo Suisan Kaisha Ltd	Food & Beverage	5,000	120,430
Yamato Holdings Co Ltd	Transportation	3,941	56,271
Yamazaki Baking Co Ltd	Food & Beverage	16,000	204,172

			24,826,472

Netherlands—5.3%
ASML Holding NV	Semiconductors & Semiconductor Equipment	31,272	1,024,699
Corporate Express NV (a) (c)	Commercial & Professional Services	10,034	123,411
Fugro NV	Energy	1,804	117,269
ING Groep NV (a)	Diversified Financials	44,950	396,206

Koninklijke Ahold NV	Food & Staples Retailing	15,450	211,566
Koninklijke DSM NV	Materials	12,785	570,293
Koninklijke Philips Electronics NV	Capital Goods	56,595	1,897,841
Randstad Holding NV (a)	Commercial & Professional Services	19,147	968,844
SNS REAAL NV (a)	Diversified Financials	74,685	431,017
Unilever NV	Food & Beverage	19,409	589,677

			6,330,823

New Zealand—0.6%
Telecom Corp of New Zealand Ltd	Telecommunication Services	365,640	574,718
Vector Ltd	Utilities	56,693	88,852

			663,570

Norway—1.6%
DnB NOR ASA	Banks	74,800	884,353
Fred Olsen Energy ASA	Energy	12,909	471,660
Storebrand ASA (a)	Insurance	6,600	49,587
TGS Nopec Geophysical Co ASA (a)	Energy	25,598	490,091

			1,895,691

Singapore—1.1%
Jardine Cycle & Carriage Ltd	Retailing	37,690	828,603
SembCorp Industries Ltd	Capital Goods	133,856	407,092
Suntec Real Estate Investment Trust	Real Estate	60,000	60,378

			1,296,073

South Korea—1.4%
Busan Bank	Banks	10,800	114,940
GS Holdings	Energy	12,950	450,448
Hynix Semiconductor Inc (a)	Semiconductors & Semiconductor Equipment	6,060	153,381
Industrial Bank of Korea	Banks	17,640	245,304
KT Corp	Telecommunication Services	6,260	277,838
LG Corp	Capital Goods	493	33,615
LG Electronics Inc	Consumer Durables & Apparel	756	82,432
SK Telecom Co Ltd	Telecommunication Services	756	117,981
Woori Finance Holdings Co Ltd	Banks	12,320	195,455

			1,671,394

Spain—2.8%
Banco Santander SA	Banks	78,775	1,000,297
Corp Financiera Alba	Diversified Financials	19,885	957,033
Criteria Caixacorp SA	Diversified Financials	287,404	1,431,363

			3,388,693

Sweden—3.4%
Billerud AB (a)	Materials	30,418	238,496
Boliden AB	Materials	51,472	707,649
Electrolux AB B	Consumer Durables & Apparel	7,487	192,413
Hoganas AB B	Materials	16,433	490,171
Industrivarden AB C	Diversified Financials	18,598	254,387
Investor AB B	Diversified Financials	69,929	1,321,943
Svenska Cellulosa AB B	Materials	59,361	772,892
Trelleborg AB B	Capital Goods	18,427	133,219

			4,111,170

Switzerland—4.9%
Cie Financiere Richemont SA	Retailing	14,189	522,448
Clariant AG (a)	Materials	38,257	526,933
Novartis AG	Pharma, Biotech & Life Sciences	74,071	3,770,010
Schindler Holding AG	Capital Goods	11,780	1,032,996

			5,852,387

Taiwan—0.9%
Acer Inc	Technology Hardware & Equipment	19,952	54,408
Advanced Semiconductor Engineering Inc	Semiconductors & Semiconductor Equipment	65,000	63,456
Asustek Computer Inc	Technology Hardware & Equipment	18,000	34,708
Compal Electronics Inc	Technology Hardware & Equipment	252,815	351,358
Lite-On Technology Corp	Technology Hardware & Equipment	145,770	193,462
Quanta Computer Inc	Technology Hardware & Equipment	229,865	432,080

			1,129,472

Thailand—0.3%
Bangkok Bank PCL	Banks	81,718	299,397

			299,397

Turkey—0.2%
Turkiye Halk Bankasi AS	Banks	20,400	161,817
Turkiye Vakiflar Bankasi Tao (a)	Banks	43,947	116,632

			278,449

United Kingdom—16.6%
Aggreko PLC	Commercial & Professional Services	18,987	353,815
Aviva PLC	Insurance	156,855	829,517
Barclays PLC	Banks	98,539	506,374
Carphone Warehouse Group PLC (a)	Retailing	161,505	477,729
Davis Service Group PLC	Commercial & Professional Services	111,376	729,487
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	102,364	1,900,718
HSBC Holdings PLC	Banks	156,216	1,591,277
International Power PLC	Utilities	343,609	1,739,921
Investec PLC	Diversified Financials	104,925	830,183
Kingfisher PLC	Retailing	266,026	1,014,246
Land Securities Group PLC	Real Estate	10,922	109,268
Mondi PLC	Materials	141,385	954,747
National Grid PLC	Utilities	79,151	763,546
Next PLC	Retailing	23,061	806,232
Old Mutual PLC (a)	Insurance	522,003	921,628
Pearson PLC	Media	32,354	517,250
Rentokil Initial PLC (a)	Commercial & Professional Services	372,670	723,058
Standard Chartered PLC	Banks	30,690	818,960
TalkTalk Telecom Group PLC (a)	Telecommunication Services	148,940	289,528
Unilever PLC	Food & Beverage	13,232	397,779
Vodafone Group PLC	Telecommunication Services	1,425,091	3,159,026
Wolseley PLC (a)	Capital Goods	15,059	376,244

			19,810,533

United States—0.6%
Noble Corp (a)	Energy	18,926	747,388

			747,388

Total Investments—98.3% (Cost $112,897,019) (b)			117,425,055
Other Assets, less liabilities—1.7%			2,072,356

Net Assets—100.0%			$119,497,411

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $114,618,352. The aggregate gross unrealized appreciation is $10,313,114 and the aggregate gross unrealized depreciation is $7,506,411, resulting in net unrealized appreciation of $2,806,703.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2010 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund (formerly Domini European PacAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offer Investor shares and Class A shares. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of April 30, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$93,312,867	$—	$—	$93,312,867
Consumer Staples	88,046,071	—	—	88,046,071
Energy	80,392,492	—	—	80,392,492
Financials	133,064,337	—	—	133,064,337
Health Care	90,837,501	—	—	90,837,501
Industrials	65,315,034	—	—	65,315,034
Information Technology	166,944,582	—	—	166,944,582
Materials	14,254,796	—	—	14,254,796
Telecommunication Services	31,823,462	—	—	31,823,462
Utilities	28,445,616	—	—	28,445,616

Total	$792,436,758	$—	$—	$792,436,758

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of April 30, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$13,071,857	$—	$—	$13,071,857
Consumer Staples	10,059,453	—	—	10,059,453
Energy	5,999,796	—	—	5,999,796
Financials	28,885,892	—	—	28,885,892
Health Care	12,808,226	—	—	12,808,226
Industrials	17,194,803	—	123,411	17,318,214
Information Technology	5,939,095	—	—	5,939,095
Materials	9,871,874	—	—	9,871,874
Telecommunication Services	8,815,579	—	—	8,815,579
Utilities	4,655,069	—	—	4,655,069

Total	$117,301,644	$—	$123,411	$117,425,055

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund
Investments in Securities
Balance as of July 31, 2009	$—
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,179,619)
Net purchases (sales)	1,303,030
Transfers in and/or out of Level Three	—

Balance as of April 30, 2010	$123,411

Change in unrealized appreciation (depreciation) included in earnings of securities held at April 30, 2010	$(1,379,794)

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(E) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund are usually declared and paid semi-annually from net investment income. Dividends to shareholders of the Domini Social Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Domini Social Bond Fund

Portfolio of Investments

April 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations — 39.0%
Fannie Mae:
2.500%, 5/15/2014	2,348,000	$2,377,445
2.625%, 11/20/2014	2,515,000	2,538,538
5.000%, 10/15/2011	3,353,000	3,555,910
Freddie Mac:
1.500%, 1/7/2011	4,600,000	4,629,357
3.750%, 3/27/2019	16,780,000	16,617,838
2.875%, 2/9/2015	7,310,000	7,394,065
5.500%, 9/15/2011	3,017,000	3,210,444
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	116,789	119,594
2003-20D 1, 4.760%, 4/1/2023	311,257	328,025
2003-20E 1, 4.640%, 5/1/2023	331,564	348,804
2003-20F 1, 4.070%, 6/1/2023	276,638	281,222
2003-20G 1, 4.350%, 7/1/2023	157,010	164,470

Total U.S. Government Agency Obligations (Cost $40,917,876)		41,565,712

U.S. Government Agency Mortgage Securities — 28.5%
Fannie Mae:
13743, VR 7.090%, 11/1/2019	3,880	3,968
252120, 7.500%, 8/1/2025	19,967	22,406
387231, 5.010%, 1/1/2015	992,406	1,073,028
387621, 5.040%, 10/1/2023	396,484	412,033
463031, 4.360%, 12/1/2015	1,488,746	1,564,514
696355, 5.500%, 3/1/2033	770,407	817,843
789089, 5.500%, 8/1/2019	346,664	373,565
874332, 6.030%, 2/1/2022	1,125,953	1,263,647
895098, 7.000%, 8/1/2036	691,939	765,518
937881, 5.500%, 6/1/2022	938,975	1,004,648
995346, 6.500%, 9/1/2036	1,022,040	1,118,559
464501, 5.450%, 2/1/2025	1,000,365	1,032,635
6.500%, 12/1/2099	713,000	768,703
Fannie Mae CMO:
1990-99 K, 6.500%, 8/25/2020	10,345	11,411
1993-106 Z, 7.000%, 6/25/2013	4,069	4,345
2005-M1 A, 4.479%, 10/26/2031	91,840	94,572
2006-M2 A2A, VR 5.271%, 10/25/2032	2,408,000	2,635,363
Freddie Mac:
A18404, 5.500%, 2/1/2034	405,282	429,920
A30028, 6.000%, 11/1/2034	148,260	160,730
A62612, 5.500%, 6/1/2037	977,027	1,033,467
A69304, 5.500%, 11/1/2037	428,685	453,449

B11108, 5.500%, 11/1/2018	670,686	723,882
B11109, 4.500%, 11/1/2018	820,302	865,922
C77635, 5.500%, 2/1/2033	832,608	884,784
Ginnie Mae CMO:
2002-37 C, 5.878%, 6/16/2024	370,307	385,480
2002-9 C, 6.269%, 10/16/2027	633,289	672,515
2003-78 C, VR 5.311%, 2/16/2031	1,000,000	1,081,410
2004-6 C, 4.660%, 7/16/2033	890,505	933,788
2004-77 AB, 4.368%, 11/16/2030	617,093	650,552
2005-42 B, 4.571%, 9/16/2027	1,000,000	1,059,381
2005-67 B, VR 4.751%, 10/16/2026	1,000,000	1,039,776
2005-87, 4.449%, 3/16/2025	415,073	422,996
2005-89, 4.811%, 5/16/2027	771,303	802,759
2006-9 B, VR 5.269%, 3/16/2037	1,000,000	1,089,247
Government National Mortgage Association:
2038, 8.500%, 7/20/2025	6,019	6,943
2380, 8.500%, 2/20/2027	11,738	13,607
3233, 5.500%, 5/20/2017	280,269	301,074
615760, 5.500%, 8/15/2028	282,518	302,984
696471, 6.000%, 8/15/2038	618,155	664,014
696520, 6.000%, 8/15/2038	872,990	937,755
703850, 5.500%, 11/20/2038	885,662	940,856
720334, 4.500%, 7/20/2039	1,483,196	1,506,378

Total U.S. Government Agency Mortgage Securities (Cost $28,769,519)		30,330,427

Corporate Obligations — 20.7%
Air Products & Chemicals, 4.150%, 2/1/2013	700,000	736,626
Bank of New York Mellon-Mtn, 4.950%, 11/1/2012	700,000	758,968
Bank of Nova Scotia, 3.400%, 1/22/2015	700,000	709,860
Barclays Bank PLC, 2.500%, 1/23/2013	700,000	704,688
CA Inc., 5.375%, 12/1/2019	700,000	731,388
CenterPoint Energy, Inc., 7.875%, 4/1/2013	700,000	803,430
Cisco Systems Inc., 4.450%, 1/15/2020	169,000	171,452
Cisco Systems Inc., 5.500%, 2/22/2016	431,000	486,719
Coca-Cola Co, 5.350%, 11/15/2017	700,000	780,961
Comcast Corporation, 4.950%, 6/15/2016	600,000	633,404
Hewlett-Packard Co., 4.500%, 3/1/2013	700,000	754,438
IBM Corp, 5.700%, 9/14/2017	700,000	789,590
Illinois Tool Works, Inc., 6.250%, 4/1/2019	700,000	803,706
Johnson & Johnson, 5.550%, 8/15/2017	700,000	788,830
JP Morgan Chase & Co, 6.300%, 4/23/2019	700,000	778,192
Kellogg Co., 4.250%, 3/6/2013	700,000	744,894
Kimberly-Clark, 6.125%, 8/1/2017	700,000	801,383
Kroger Co., 7.500%, 1/15/2014	700,000	815,364
NASDAQ OMX Group, 5.550%, 1/15/2020	700,000	711,164
Northern Trust Company, 5.200%, 11/9/2012	700,000	764,139
Oracle Corp., 5.750%, 4/15/2018	700,000	783,458
PACCAR Inc, 6.375%, 2/15/2012	700,000	759,250
PepsiCo Inc., 7.900%, 11/1/2018	700,000	884,409
Praxair Inc., 4.625%, 3/30/2015	647,000	698,162
Proctor & Gamble Company, 4.600%, 1/15/2014	700,000	758,325
Royal Bank of Canada, 2.100%, 7/29/2013	1,000,000	1,004,540
SBC Communications, 5.100%, 9/15/2014	600,000	655,850
TD Ameritrade Holding Co, 5.600%, 12/1/2019	700,000	716,989
Verizon Communications, 5.550%, 2/15/2016	700,000	771,897
Xerox Corporation, 6.350%, 5/15/2018	700,000	769,806

Total Corporate Obligations (Cost $20,294,691)		22,071,882

Corporate Mortgage Securities — 1.3%
CRFCM 2004-1A A 144A, VR 5.500%, 4/25/2035	1,283,875	1,382,499

Total Corporate Mortgage Securities (Cost $1,283,875)		1,382,499

Certificates of Deposit — 3.7%
Central Bank of Kansas City, 2.150%, 5/30/2010 (a)	250,000	250,000
Citizens Savings Bank & Trust, 1.500%, 6/30/2010 (a)	250,000	250,000
City First Bank of D.C., 1.110%, 2/5/2011 (a)	150,000	150,000
City National Bank of New Jersey, 1.980%, 11/25/2010 (a)	200,000	200,000
Community Commerce Bank, 1.750%, 6/1/2010 (a)	100,000	100,000
Communitywide Federal Credit Union, 2.200%, 1/29/2011 (a)	150,000	150,000
Dakotaland Federal Credit Union, 1.250%, 4/22/2011 (a)	250,000	250,000
Delta Southern Bank, 1.990%, 6/21/2010 (a)	250,000	250,000
Elk Horn Bank & Trust, 1.850%, 6/20/2010 (a)	250,000	250,000
First Bank of the Delta, N.A., 2.000%, 6/24/2010 (a)	100,000	100,000
Harbor Bank of Maryland, 1.350%, 7/25/2010 (a)	250,000	250,000
Latino Community Credit Union, 1.750%, 6/1/2010 (a)	250,000	250,000
Legacy Bank, 1.400%, 7/26/2010 (a)	100,000	100,000
Liberty Bank and Trust Co., 1.500%, 12/4/2010 (a)	200,000	200,000
Louisville Community Bank, 2.250%, 6/25/2010 (a)	250,000	250,000
Northside Community Federal Credit Union, 2.000%, 6/27/2010 (a)	100,000	100,000
Self-Help Credit Union, 2.070%, 12/12/2010 (a)	100,000	100,000
ShoreBank Pacific, 0.900%, 11/6/2010 (a)	200,000	200,000
University National Bank, 1.580%, 7/26/2010 (a)	250,000	250,000
Wainwright Bank & Trust Co., 1.000%, 12/24/2010 (a)	250,000	250,000

Total Certificates of Deposit (Cost $3,900,000)		3,900,000

Cash Equivalents — 0.3%
Money Market Demand Accounts:
Self-Help Money Market Demand, 1.240%, 5/14/2010 (a)	242,619	242,619
University National Bank, 0.120%, 5/14/2010 (a)	111,117	111,117

Total Cash Equivalents (Cost $353,736)		353,736

Total Investments — 93.5% (Cost $95,519,697) (b)		99,604,256

Other Assets, less liabilities — 6.5%		6,978,081

Net Assets — 100.0%		$106,582,337

(a)	Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(b)	The aggregate cost for book and federal income purposes is $95,532,028. The aggregate gross unrealized appreciation is $4,075,298, and the aggregate gross unrealized depreciation is $3,070, resulting in net unrealized appreciation of $4,072,228.

CMO — Collateralized Mortgage Obligation

VR — Variable interest rate. Rate shown is that on April 30, 2010.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

APRIL 30, 2010 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

These inputs are summarized into three broad levels:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Bond Fund, as of April 30, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
U.S. Government Agency Obligations	$—	$41,565,712	$—	$41,565,712
U.S. Government Agency Mortgage Securities	—	30,330,427	—	30,330,427
Corporate Obligations	—	22,071,882	—	22,071,882
Corporate Mortgage Securities	—	1,382,499	—	1,382,499
Certificates of Deposit	—	3,900,000	—	3,900,000
Cash Equivalents	—	353,736	—	353,736

Total	$—	$99,604,256	$—	$99,604,256

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2009	$1,532,813
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	(7,268)
Net purchases (sales)	—
Transfers in and/or out of Level Three	(1,525,545)

Balance as of April 30, 2010	$—

Change in unrealized appreciation (depreciation) included in earnings of securities held at April 30, 2010	$—

B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) When-Issued/Delayed Delivery Security. The Fund may purchase securities with the delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Certain risks may arise upon entering into when issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

(D) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are recorded on trade date. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(E) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(G) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton
President

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton
President (Principal Executive Officer)

Date: June 29, 2010

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: June 29, 2010